Summary of Significant Accounting Policies (Details) - Schedule of revenue by source generated from services provided by the Company - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Revenue By Source Generated From Services Provided By The Company Abstract
Epigenetic biomarker royalties					$ 85	$ 13
Life insurance commissions					35	40
Epigenetic biomarker services						10
Total revenue	$ 14	$ 31	$ 93	$ 93	$ 120	$ 63